Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Accrued expenses not currently deductible		$ 120	$ 116
US state net operating losses		64	56
US federal net operating losses		28	23
UK net operating losses		0	1
Other net operating losses		8	7
UK capital losses		42	45
Accrued retirement benefits		101	105
Deferred compensation		48	45
Stock options		40	34
Gross deferred tax assets		451	432
Less: valuation allowance		(221)	(102)	(87)	(92)
Net deferred tax assets		230	330
Deferred tax liabilities:
Cost of intangible assets, net of related amortization		118	149
Cost of tangible assets, net of related amortization		51	42
Prepaid retirement benefits		35	36
Accrued revenue not currently taxable		29	26
Cash retention award		2	63
Tax-leasing transactions		1	2
Financial derivative transactions		2	4
Deferred tax liabilities		238	322
Net deferred tax (liability) asset		(8)	8
Current:
Deferred tax assets	10	13	44
Deferred tax liabilities	(32)	(21)	(26)
Net current deferred tax assets		(8)	18
Non-current:
Deferred tax assets	15	18	22
Deferred tax liabilities	(18)	(18)	(32)
Net non-current deferred tax liabilities		0	(10)
Net deferred tax (liability) asset		$ (8)	$ 8